Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value of derivative instruments
Notional amount	52,435.7	50,438.4
Positive replacement value (PRV)	578.6	837.3
Negative replacement value (NRV)	584.7	844.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	3 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	52,327.3	50,356.0
Positive replacement value (PRV)	575.5	833.2
Negative replacement value (NRV)	583.9	842.6
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	45,382.0	43,048.4
Positive replacement value (PRV)	446.7	700.9
Negative replacement value (NRV)	441.5	695.4
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	9,366.2	8,055.9
Positive replacement value (PRV)	2.5	2.6
Negative replacement value (NRV)	2.6	2.5
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	30,589.6	29,155.2
Positive replacement value (PRV)	399.6	635.6
Negative replacement value (NRV)	393.8	630.1
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,889.5	3,739.9
Positive replacement value (PRV)	44.3	62.4
Negative replacement value (NRV)	44.9	62.6
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	830.8	1,145.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	705.9	952.0
Positive replacement value (PRV)	0.3	0.3
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,350.0	4,542.4
Positive replacement value (PRV)	61.3	63.5
Negative replacement value (NRV)	72.5	78.6
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,098.0	2,133.4
Positive replacement value (PRV)	21.6	21.6
Negative replacement value (NRV)	21.5	21.3
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,382.1	1,336.3
Positive replacement value (PRV)	28.9	32.2
Negative replacement value (NRV)	39.2	46.6
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	815.6	985.3
Positive replacement value (PRV)	10.7	9.7
Negative replacement value (NRV)	11.6	10.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	48.8	83.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.5	3.6
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.2	0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,483.3	1,694.4
Positive replacement value (PRV)	26.8	30.6
Negative replacement value (NRV)	27.2	29.8
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	932.2	844.0
Positive replacement value (PRV)	35.3	30.3
Negative replacement value (NRV)	37.2	31.0
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	4.0	5.5
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0.1	0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	236.1	211.0
Positive replacement value (PRV)	5.4	4.6
Negative replacement value (NRV)	7.9	5.8
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	225.3	214.9
Positive replacement value (PRV)	12.2	11.4
Negative replacement value (NRV)	12.0	11.1
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	50.6	74.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	416.2	338.2
Positive replacement value (PRV)	17.0	13.7
Negative replacement value (NRV)	17.2	14.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	179.8	226.8
Positive replacement value (PRV)	5.4	7.9
Negative replacement value (NRV)	5.5	7.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	19.2	31.3
Positive replacement value (PRV)	0.7	1.1
Negative replacement value (NRV)	1.1	1.4
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	45.4	55.3
Positive replacement value (PRV)	2.9	3.6
Negative replacement value (NRV)	2.5	3.1
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	35.2	54.2
Positive replacement value (PRV)	1.1	1.6
Negative replacement value (NRV)	1.0	1.6
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	31.1	35.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	48.9	50.4
Positive replacement value (PRV)	0.7	1.6
Negative replacement value (NRV)	0.9	1.7
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	108.4	82.4
Positive replacement value (PRV)	3.1	4.1
Negative replacement value (NRV)	0.8	1.6
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	68.5	62.8
Positive replacement value (PRV)	2.8	3.9
Negative replacement value (NRV)	0.7	1.5
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	68.5	62.8
Positive replacement value (PRV)	2.8	3.9
Negative replacement value (NRV)	0.7	1.5
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	39.9	19.6
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	30.5	19.6
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.4	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank
Fair value of derivative instruments
Notional amount	52,435.6	50,438.5
Positive replacement value (PRV)	578.7	837.3
Negative replacement value (NRV)	584.7	844.1
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	3 years 0 months 0 days
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	52,332.0	50,360.9
Positive replacement value (PRV)	575.7	833.3
Negative replacement value (NRV)	584.0	842.7
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	45,385.6	43,052.2
Positive replacement value (PRV)	446.8	701.1
Negative replacement value (NRV)	441.4	695.4
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	9,366.2	8,055.9
Positive replacement value (PRV)	2.5	2.6
Negative replacement value (NRV)	2.6	2.5
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	30,593.2	29,159.0
Positive replacement value (PRV)	399.7	635.8
Negative replacement value (NRV)	393.7	630.1
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,889.5	3,739.9
Positive replacement value (PRV)	44.3	62.4
Negative replacement value (NRV)	44.9	62.6
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	830.8	1,145.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	705.9	952.0
Positive replacement value (PRV)	0.3	0.3
Negative replacement value (NRV)	0.2	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,350.7	4,543.2
Positive replacement value (PRV)	61.2	63.4
Negative replacement value (NRV)	72.5	78.6
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,098.6	2,134.1
Positive replacement value (PRV)	21.6	21.6
Negative replacement value (NRV)	21.5	21.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,382.2	1,336.4
Positive replacement value (PRV)	28.8	32.1
Negative replacement value (NRV)	39.2	46.6
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	815.6	985.3
Positive replacement value (PRV)	10.7	9.7
Negative replacement value (NRV)	11.6	10.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	48.8	83.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.5	3.6
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.2	0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,483.3	1,694.5
Positive replacement value (PRV)	26.8	30.6
Negative replacement value (NRV)	27.2	29.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	932.6	844.3
Positive replacement value (PRV)	35.5	30.3
Negative replacement value (NRV)	37.4	31.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	4.0	5.5
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0.1	0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	236.1	211.1
Positive replacement value (PRV)	5.4	4.5
Negative replacement value (NRV)	8.0	5.9
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	225.7	215.1
Positive replacement value (PRV)	12.4	11.5
Negative replacement value (NRV)	12.1	11.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	50.6	74.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	416.2	338.2
Positive replacement value (PRV)	17.0	13.7
Negative replacement value (NRV)	17.2	14.1
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	179.8	226.7
Positive replacement value (PRV)	5.4	7.9
Negative replacement value (NRV)	5.5	7.8
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	19.2	31.3
Positive replacement value (PRV)	0.7	1.1
Negative replacement value (NRV)	1.1	1.4
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	45.5	55.3
Positive replacement value (PRV)	2.9	3.6
Negative replacement value (NRV)	2.5	3.1
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	35.1	54.2
Positive replacement value (PRV)	1.1	1.6
Negative replacement value (NRV)	1.0	1.6
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	31.1	35.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	48.9	50.4
Positive replacement value (PRV)	0.7	1.6
Negative replacement value (NRV)	0.9	1.7
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	103.6	77.6
Positive replacement value (PRV)	3.0	4.0
Negative replacement value (NRV)	0.7	1.4
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	63.7	58.0
Positive replacement value (PRV)	2.7	3.8
Negative replacement value (NRV)	0.6	1.3
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	63.7	58.0
Positive replacement value (PRV)	2.7	3.8
Negative replacement value (NRV)	0.6	1.3
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	39.9	19.6
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	30.5	19.6
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.4	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0